PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Company's Ownership Interest in VIEs

Name of VIE	The Company’s ownership interest
Home Inns & Hotels Management (Xiamen) Co., Ltd. (“Home Inns Xiamen”)	51%
Home Inns & Hotels Management (Fuzhou) Co., Ltd. (“Home Inns Fuzhou”)	51%
Home Inns & Hotels Management (Caoxi) Co., Ltd. (“Home Inns Caoxi”)	51%
Home Inns & Hotels Management (Caobao) Co., Ltd. (“Home Inns Caobao”)	75%
Home Inns & Hotels Management (Dongguan) Co., Ltd. (“Home Inns Dongguan”)	65%
Home Inns & Hotels Kuaijie (Fuzhou) Co., Ltd. (“Home Inns Fuzhou Kuaijie”)	70%

Expected Useful Lives of Property and Equipment

Buildings	40 years
Leasehold improvements	Over the shorter of the economic useful life or the lease period
Machinery and equipment	5 to 10 years
Furniture, fixtures and office equipment	3 to 5 years

Group's Financial Liabilities Classified as Level 3

	Balance as of December 31, 2012
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Convertible notes measured at fair value	1,056,209	—	—	1,056,209
Interest rate swap transaction	10,562	—	—	10,562

Total financial liability, non-current	1,066,771	—	—	1,066,771

	Balance as of December 31, 2011
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Convertible notes measured at fair value	971,693	—	—	971,693
Interest rate swap transaction	7,315	—	—	7,315

Total financial liability, non-current	979,008	—	—	979,008

Summary of Changes in Level 3 Financial Liabilities

Balance at December 31, 2011	979,008
Add: Unrealized loss – change in fair value in convertible notes (note 12)	87,099
Less: foreign exchange gains in convertible notes (note 12)	(2,583)
Add: Loss arising from change in fair value in interest rate swap transaction (note 12)	6,665
Less: Cash settlement of swap transaction (note 12)	(3,418)

Balance at December 31, 2012	1,066,771

Composition of Financial Instruments and Relevant Fair Value Considerations

Items	Fair value consideration

Cash and cash equivalents	Carrying values of these items approximate their estimated fair values due to the short-term nature of these financial instruments.
Restricted cash
Receivables
Payables
Accruals

Term loans	The carrying values of term loans approximate their fair values as all the borrowings carry variable interest rates which approximate rates currently offered by the Group’s bankers for similar debt instruments of comparable maturities.

Convertible bonds	Fair value of convertible bonds is measured using Level 1 input, which is based on quotes obtained from over-the-counter trading activities (Refer to Note 11)

Financial liability	Fair value of financial liability associated with the issuance of convertible notes in 2010 is measured using Level 3 inputs, which is measured using a binomial model. Fair value of the financial liability associated with the interest rate swap transaction in 2011 is measured using level 3 inputs, which is measured using the discounted cash flow method (Refer to Note 12).